Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000036131 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000036131 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000036131 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000036131 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000036131 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000161061 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000161061 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000161061 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000161061 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000161061 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219321 | U.S. Treasury Inflation-Indexed Notes
Holdings [Line Items]
Percent of Net Asset Value	95.90%
C000219321 | U.S. Treasury Inflation-Indexed Bonds
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219321 | Sequoia Mortgage Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | GS Mortgage-Backed Securities Trust
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000219321 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000219321 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.10%